INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
Summary of Inventories
	December 31,
	2025	2024

Raw materials	$1,976	$837
Work in process	1,250	264
Finished goods	118	804

	$3,344	$1,905